Segment Information (Additions to Property, Plant and Equipment, Construction in Progress, Right-of-Use Assets and Other Non-current Assets) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets	¥ 2,293,889	¥ 1,701,302	¥ 1,389,253
Synthetic fibers [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets	496,125	294,515	124,188
Resins and plastics [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets	139,212	74,633	112,638
Intermediate petrochemicals [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets	278,788	204,021	246,857
Petroleum products [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets	779,392	1,024,626	806,833
Trading of petrochemical products [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets	378,292	89	0
Others [member]
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets
Additions to property, plant and equipment, construction in progress, right-of-use assets and other non-current assets	¥ 222,080	¥ 103,418	¥ 98,737